Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022
Summary of Significant Accounting Policies [Abstract]
Bad debt expense	$ 300,266	$ 113,387
Advance From Customer	2,006,695		$ 900,436
Lease right of use asset	171,993
Lease Liability	$ 170,682